Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	DRTX
Entity Registrant Name	DURATA THERAPEUTICS, INC.
Entity Central Index Key	0001544116
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheet (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 32,257,170	$ 11,485,266
Short-term investments	13,093,651
Prepaid expenses and other current assets	5,844,630	996,270
Total current assets	51,195,451	12,481,536
Acquired in process research and development	15,292,000	15,292,000
Goodwill	5,811,000	5,811,000
Property and equipment, net	981,421	0
Restricted cash	851,566
Deferred charge	12,416,775
Other assets		40,280
Total assets	86,548,213	33,624,816
Current liabilities:
Accounts payable	8,617,978	1,956,572
Accrued expenses	10,601,613	1,369,249
Income taxes payable	2,281,224
Total current liabilities	21,500,815	3,325,821
Non-current income tax payable	1,116,687
Contingent consideration	19,836,000	18,739,000
Other liabilities	222,259
Total liabilities	42,675,761	22,064,821
Commitments and contingencies (note 12)
Stockholders' equity:
Common stock, $0.01 par value; 125,000,000 and 15,625,000 shares authorized at December 31, 2012 and December 31, 2011, respectively; 18,360,459 and 62,500 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	183,605	625
Preferred Stock
Additional paid-in capital	150,989,018	49,828,699
Accumulated deficit during the development stage	(107,300,171)	(44,761,308)
Total stockholders' equity	43,872,452	5,559,995
Total liabilities, redeemable preferred stock and stockholders' equity	86,548,213	33,624,816
Class A Preferred Stock [Member]
Current liabilities:
Redeemable portion-Series A Convertible Preferred Stock, $0.01 par value, 6,000,000 shares issued and outstanding at December 31, 2011 (liquidation preference $6,000,000)		6,000,000
Stockholders' equity:
Preferred Stock		$ 491,979

Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	125,000,000	15,625,000
Common stock, shares issued	18,360,459	62,500
Common stock, shares outstanding	18,360,459	62,500
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, shares authorized	5,000,000	0
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Class A Preferred Stock [Member]
Preferred Stock, Redeemable portion, par value		$ 0.01
Preferred Stock, Redeemable portion, shares issued		6,000,000
Preferred Stock, Redeemable portion, shares outstanding		6,000,000
Preferred Stock, Redeemable portion, liquidation preference		$ 6,000,000
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, shares authorized		86,000,000
Preferred Stock, shares issued		49,197,936
Preferred Stock, shares outstanding		49,197,936
Preferred Stock, liquidation preference		$ 49,197,936

Consolidated Statement of Operations (USD $)	12 Months Ended			38 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Operating expenses:
Research and development expenses	$ 51,694,722	$ 30,132,564	$ 4,818,049	$ 86,843,648
General and administrative expenses	9,787,988	4,305,518	2,776,775	17,782,250
Acquisition related charges, net	1,097,000	1,121,000	6,300,000	8,544,000
Operating loss	62,579,710	35,559,082	13,894,824	113,169,898
Interest income	(40,847)	(15,356)	(2,524)	(58,727)
Loss before income tax benefit	62,538,863	35,543,726	13,892,300	113,111,171
Income tax benefit		(2,510,653)	(2,878,440)	(5,811,000)
Net loss	(62,538,863)	(33,033,073)	(11,013,860)	(107,300,171)
Net loss attributable to common stockholders	$ (62,538,863)	$ (33,033,073)	$ (11,013,860)	$ (107,300,171)
Net loss per common share-Basic and Diluted	$ (7.48)	$ (551.51)	$ (469.92)
Weighted-average common shares-Basic and Diluted	8,364,432	59,896	23,438

Consolidated Statement of Change in Stockholders Equity (USD $)		Total	Common Stock [Member]	Class A Preferred Stock [Member]		Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Balance inception at Nov. 04, 2009					[1]
Balance inception, shares at Nov. 04, 2009					[1]
Issued under incentive stock programs		5,156	156			5,000
Issued under incentive stock programs, shares			15,625
Issuance of Series A convertible preferred stock		7,999,992		80,000	[1]	7,919,992
Issuance of Series A convertible preferred stock, shares	[1]			7,999,992
Stock based compensation expense		1,807				1,807
Net loss		(714,375)					(714,375)
Balance at Dec. 31, 2009		7,292,580	156	80,000	[1]	7,926,799	(714,375)
Balance, shares at Dec. 31, 2009			15,625	7,999,992	[1]
Issued under incentive stock programs		7,344	156			7,188
Issued under incentive stock programs, shares			15,625
Issuance of Series A convertible preferred stock		5,197,945		51,979	[1]	5,145,966
Issuance of Series A convertible preferred stock, shares	[1]			5,197,945
Stock based compensation expense		327,653				327,653
Net loss		(11,013,860)					(11,013,860)
Proceeds from stock options exercised
Stock based compensation expense		333,903
Balance at Dec. 31, 2010		1,811,662	313	131,979	[1]	13,407,605	(11,728,235)
Balance, shares at Dec. 31, 2010			31,250	13,197,937	[1]
Issued under incentive stock programs		12,500	312			12,188
Issued under incentive stock programs, shares			31,250
Issuance of Series A convertible preferred stock		35,999,999		360,000	[1]	35,639,999
Issuance of Series A convertible preferred stock, shares	[1]			35,999,999
Stock based compensation expense		768,907				768,907
Net loss		(33,033,073)					(33,033,073)
Proceeds from stock options exercised
Stock based compensation expense		781,407
Balance at Dec. 31, 2011		5,559,995	625	491,979	[1]	49,828,699	(44,761,308)
Balance, shares at Dec. 31, 2011			62,500	49,197,936	[1]
Issuance of Series A convertible preferred stock		22,000,000		220,000	[1]	21,780,000
Issuance of Series A convertible preferred stock, shares	[1]			22,000,000
Net loss		(62,538,863)					(62,538,863)
Proceeds from stock options exercised		146,168	233			145,935
Proceeds from stock options exercised, shares			23,221
Conversion of Series A convertible preferred stock to common stock		6,000,000	96,497	(711,979)	[1]	6,615,482
Conversion of Series A convertible preferred stock to common stock, shares			9,649,738	(71,197,936)	[1]
Initial public offering, net		71,299,576	86,250			71,213,326
Initial public offering, shares			8,625,000
Stock based compensation expense		1,405,576				1,405,576
Balance at Dec. 31, 2012		$ 43,872,452	$ 183,605			$ 150,989,018	$ (107,300,171)
Balance, shares at Dec. 31, 2012			18,360,459

[1]	Does not include the $6,000,000 portion of the preferred stock that was redeemable upon certain conditions by the holders. These shares along with the non-redeemable portion of the Series A convertible preferred stock were converted to common stock at the time of the initial public offering (see note 3, Reverse Stock Split and Initial Public Offering).

Consolidated Statement of Change in Stockholders Equity (Parenthetical) (USD $)	Dec. 31, 2012
Preferred stock that was redeemable upon certain conditions by the holders	$ 6,000,000

Consolidated Statement of Cash Flows (USD $)	12 Months Ended			38 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (62,538,863)	$ (33,033,073)	$ (11,013,860)	$ (107,300,171)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	14,595			14,595
Stock based compensation expense	1,405,576	781,407	333,903	2,528,943
Acquisition related charges, net	1,097,000	1,121,000	6,300,000	8,544,000
Deferred income taxes		(2,510,653)	(2,878,440)	(5,811,000)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(4,809,646)	(948,407)	(2,650)	(5,805,916)
Contingent receivable		5,421,000		5,421,000
Deferred charge	(12,416,775)			(12,416,775)
Accounts payable	6,384,578	1,250,311	700,705	8,341,150
Accrued expenses	9,232,364	560,537	41,325	10,601,613
Income taxes payable	3,397,911			3,397,911
Other liabilities	222,259			222,259
Net cash used by operating activities	(58,011,001)	(27,357,878)	(6,519,017)	(92,262,391)
Cash flows from investing activities:
Acquisition of in process research and development				(10,000,000)
Purchases of property and equipment	(719,188)			(719,188)
Purchases of short-term investments	(13,093,651)			(13,093,651)
Other investing activities	(850,000)			(850,000)
Other assets			(40,280)	(40,280)
Net cash used by investing activities	(14,662,839)		(40,280)	(24,703,119)
Cash flows from financing activities:
Proceeds from issuance of Series A preferred stock	22,000,000	35,999,999	5,197,945	77,197,936
Proceeds from stock options exercised	146,168			146,168
Proceeds from receipt of contingent receivable		579,000		579,000
Proceeds from initial public offering, net	73,911,837			73,911,837
Payments for offering costs	(2,612,261)			(2,612,261)
Net cash provided by financing activities	93,445,744	36,578,999	5,197,945	149,222,680
Net increase (decrease) in cash	20,771,904	9,221,121	(1,361,352)	32,257,170
Cash and cash equivalents, beginning of year and period	11,485,266	2,264,145	3,625,497
Cash and cash equivalents, end of year and period	32,257,170	11,485,266	2,264,145	32,257,170
Non-cash financing activities:
Conversion of Series A Convertible Preferred Stock to common stock	77,197,936			77,197,936
Non-cash investing activities:
Capital expenditures included in current liabilities	276,828			276,828
Cash paid for income taxes	$ 9,800,000			$ 9,800,000

Nature of Business, Organization and Liquidity	12 Months Ended
Dec. 31, 2012
Nature of Business, Organization and Liquidity
(1)	Nature of Business, Organization and Liquidity

Durata Therapeutics, Inc. and subsidiaries (a development stage company) (the Company) is a Delaware corporation and has its principal place of business in Chicago, Illinois. The Company is a pharmaceutical company focused on the development and commercialization of novel therapeutics for patients with infectious diseases and acute illnesses. The Company was incorporated on November 4, 2009. In December 2009, the Company entered into an agreement with Pfizer Inc. (Pfizer) to acquire Vicuron Pharmaceuticals Inc. (Vicuron) (see note 7, Acquisitions).

To date, the Company has not generated any revenues and has financed its operations primarily through private placements of its preferred stock and the issuance and sale of its common stock in its initial public offering in July 2012 (see note 3, Reverse Stock Split and Initial Public Offering). The Company expects to continue to incur significant expenses to evaluate the results of its recently completed Phase 3 clinical trials of its lead product candidate, dalbavancin, for the treatment of patients with acute bacterial skin and skin structure infections (ABSSSI), seek marketing approval for dalbavancin and, possibly, other product candidates, manufacture drug product, and establish a commercial organization. The Company had a net loss of $62,538,863 for the year ended December 31, 2012 and had a deficit accumulated during the development stage of $107,300,171 from inception until December 31, 2012.

The Company estimates that it has sufficient funding to sustain its operations through mid-2014. Based on the Company’s existing cash and cash equivalents and short-term investments at December 31, 2012, the Company estimates that such funds will be sufficient to enable it to complete the clinical development of, to seek marketing approval in the United States and the European Union for, and, if approved for the treatment of patients with ABSSSI, to commercially launch dalbavancin in the United States and Western Europe. The Company has based this estimate on assumptions that may prove to be wrong, and it could use its available capital resources sooner than it currently expects.

The Company also believes it has other financing alternatives available to fund additional activities until its operations generate adequate operating cash flows, which include additional equity offerings, debt financings, collaborations, strategic alliances and marketing, distribution or licensing arrangements. On March 5, 2013, the Company entered into a loan agreement with Oxford Finance LLC (Oxford) (see note 15, Subsequent Events, for further details). The Company also has limited fixed commitments for uses of cash and has the intent and ability, if necessary, to delay or eliminate expenditures until adequate funding is available.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
(2)	Summary of Significant Accounting Policies

(a)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements of the Company are prepared on the accrual basis of accounting. All intercompany accounts and transactions have been eliminated.

(b)	Use of Estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

(c)	Development Stage Company

The Company’s primary activities since inception have been organizing and staffing the Company, business planning, raising capital and acquiring and developing dalbavancin. Accordingly, the Company is considered to be in the “development stage” and has prepared the accompanying consolidated financial statements in accordance with the provisions of the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) No. 915, Accounting for Development Stage Entities.

(d)	Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash resources principally in money market funds.

Cash accounts with any type of restriction are classified as restricted cash. If restrictions are expected to be lifted in the next twelve months, the restricted cash account is classified as current. Included within Restricted Cash on the Company’s December 31, 2012 consolidated balance sheet are certificates of deposit for $850,000 which are being held by a third party bank as collateral for the irrevocable letters of credit that were issued in 2012 to secure two office leases (see note 12, Commitments and Contingencies).

(e)	Financial Instruments

The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The fair value hierarchy is established that prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the fair value of the investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:

Level 1:	Observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2:	Inputs other than the quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly; and

Level 3:	Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. See note 5, Financial Instruments, for additional information.

(f)	Short-term Investments

As of December 31, 2012 , cash equivalents and short-term investments consist of investments in money market accounts, federal agency bonds and corporate entity commercial paper and bonds that are classified as available-for-sale pursuant to ASC 320, Investments—Debt and Equity Securities. The Company classifies investments available to fund current operations as current assets on its balance sheet. Investments are classified as long-term assets on the balance sheet if (i) the Company has the intent and ability to hold the investments for a period of at least one year and (ii) the contractual maturity date of the investments is greater than one year. All of the Company’s investments are classified as current.

The fair value of these securities is based on quoted prices for identical or similar assets. If a decline in the fair value is considered other-than-temporary the unrealized loss, if any, would be transferred from other comprehensive loss to the statement of operations. There were no charges taken for other-than-temporary declines in fair value of short-term investments during 2012. Realized gains and losses are determined using the specific identification method and are included in interest income in the statement of operations. There were no realized gains or losses recognized during 2012.

The Company reviews investments for other-than-temporary impairment whenever the fair value of an investment is less than the amortized cost and evidence indicates that an investment’s carrying amount is not recoverable within a reasonable period of time. To determine whether an impairment is other-than-temporary, the Company considers its intent to sell, or whether it is more likely than not that the Company will be required to sell, the investment before recovery of the investment’s amortized cost basis. Evidence considered in this assessment includes reasons for the impairment, the severity and the duration of the impairment and changes in value subsequent to year end. As of December 31, 2012, there were no investments with a fair value that was lower than the amortized cost basis or any investments that had been in an unrealized loss position for a significant period. See note 5, Financial Instruments, for further information.

(g)	Other Intangible Assets

The Company had an acquired in-process research and development (IPR&D) intangible asset of $15,292,000 as of December 31, 2012 and 2011. Acquired IPR&D intangible assets represent the right to develop, use, sell or offer for sale intellectual property that the Company has acquired with respect to processes that have not been completed. These assets are required to be classified as indefinite-lived assets until the successful completion or abandonment of the associated research and development efforts. Accordingly, during the development period after the date of acquisition, these assets will not be amortized until their processes are completed and the Company receives regulatory approval from a major market to allow for the commencement of commercial marketing activities. At that time, the Company will determine the useful life of the asset, reclassify the asset out of in-process research and development and begin amortization. The useful life of an amortizing asset generally is determined by identifying the period in which substantially all of the cash flows are expected to be generated.

If the associated research and development effort is abandoned, the related assets likely will be written-off and the Company will record a non-cash impairment loss on its consolidated statement of operations. Acquired in-process research and development assets which are determined to have had a decrease in fair value are adjusted to fair value with an impairment charge. Such assets are tested at least annually or when a triggering event occurs that could indicate a potential impairment. Intangible assets with definite useful lives will be amortized to their estimated residual values over their estimated useful lives and reviewed for impairment if certain events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. See note 8, Goodwill and Intangibles, for additional information.

(h)	Goodwill

Goodwill represents the excess of purchase price over fair value of net assets acquired in a business combination accounted for by the acquisition method of accounting and is not amortized, but subject to impairment testing at least annually or when a triggering event occurs that could indicate a potential impairment. The Company had goodwill of $5,811,000 as of December 31, 2012 and 2011. See note 8, Goodwill and Intangibles, for additional information.

(i)	Property and Equipment

Property and equipment are recorded at cost, net of depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets. The following table shows the estimated useful lives of the Company’s property and equipment:

Classification	Estimated Useful Lives
Leasehold improvements	Lesser of useful life or lease term
Furniture and fixtures	5 years
Information technology related	3-5 years

Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized. Repairs and maintenance costs are expensed as incurred. See note 6, Property and Equipment, for additional information.

(j)	Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

(k)	Operating Leases

Rent expense related to leases is recorded on a straight-line basis over the term of the lease, including any rent free periods. The difference between actual rent payments and straight-line rent expense is recorded as deferred rent and included in other liabilities in the accompanying consolidated balance sheet.

(l)	Research and Development Costs

Research and development costs are expensed as incurred and are primarily comprised of the following types of costs incurred in performing research and development activities:

•	employee-related expenses, including salaries, benefits, travel and share-based compensation expense;

•

external research and development expenses incurred under arrangements with third parties, such as contract research organizations (CROs), manufacturing organizations and consultants, including our scientific advisory board; and

•	facilities and laboratory and other supplies.

(m)	Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect for years in which the temporary differences are expected to reverse. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The Company recognizes the benefit of an uncertain tax position that it has taken or expects to take on income tax returns it files if such tax position is more likely than not to be sustained. See note 11, Income Taxes, for additional information.

(n)	Share-Based Compensation

The Company uses share-based compensation in the form of stock options and restricted stock. Compensation expense is recognized in the consolidated statement of operations based on the estimated fair value of the shares at grant date. Compensation cost to be recognized reflects an estimate of the number of shares expected to vest after taking into consideration an estimate of forfeiture. The fair values of stock option grants are estimated as of the date of grant using the Black-Scholes option valuation model. The fair value of option grants are based on the fair value of the Company’s common stock on the date of grant. See note 9, Stockholders’ Equity and Stock Compensation, for additional information.

(o)	Concentrations

The Company maintains cash and cash equivalent balances with financial institutions which, at times, may exceed insurance limits established by the Federal Deposit Insurance Corporation. Management does not consider this to be a significant risk due to the long-standing reputation of these financial institutions.

The Company has entered into agreements with a contract manufacturer to manufacture clinical and future commercial supplies of dalbavancin. The Company has also entered into an agreement with a contract manufacturer to supply the drug substance for dalbavancin in the form of injectable grade powder. The loss of either of these suppliers could have a material adverse effect upon the Company’s operations.

Reverse Stock Split and Initial Public Offering	12 Months Ended
Dec. 31, 2012
Reverse Stock Split and Initial Public Offering
(3)	Reverse Stock Split and Initial Public Offering

In connection with its initial public offering, the Company’s board of directors and stockholders approved a one-for-8.0000 reverse stock split of the Company’s common stock. The reverse stock split became effective on July 6, 2012. All share and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split, including reclassifying an amount equal to the reduction in par value to additional paid-in capital. In addition, in July 2012, the Company’s stockholders approved a reduction in the per share price in a qualified initial public offering (QIPO) required for the automatic conversion of the Company’s Series A Convertible Preferred Stock into common stock.

In July 2012, the Company closed the initial public offering of its common stock pursuant to a registration statement on Form S-1, as amended. The Company sold an aggregate of 8,625,000 shares of common stock under the registration statement at a public offering price of $9.00 per share, including 1,125,000 shares pursuant to the exercise by the underwriters of an over-allotment option. Net proceeds were approximately $73.9 million, after deducting underwriting discounts and commissions but prior to the payment of remaining offering expenses payable by the Company.

Upon closing the initial public offering, all outstanding shares of the Company’s Series A Convertible Preferred Stock were converted into 9,649,738 shares of common stock.

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets
(4)	Prepaid Expenses and Other Current Assets

	December 31, 2012	December 31, 2011
Prepaid manufacturing fees (a)	$4,550,000	$793,531
Deferred tax assets	781,136	—
Prepaid insurance	353,489	162,739
Other prepaid assets	98,419	40,000
Other receivables	61,586	—

	$5,844,630	$996,270

(a)	During 2012, the Company paid amounts to its primary manufacturer of active pharmaceutical ingredient for the production of validation batches that are anticipated to be produced in 2013.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
(5)	Financial Instruments

The following table presents information about the Company’s financial assets that have been measured at fair value at December 31, 2012 and 2011, and indicates the fair value hierarchy of the valuation inputs used to determine such fair value. Cash and cash equivalents at December 31, 2012 included money market funds as noted below.

	2012
	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market fund investments	$30,536,996	$30,536,996	$—	$—
Available for sale securities:
Federal agency bonds	8,089,536	8,089,536	—	—
Corporate commercial paper	3,997,480	3,997,480	—	—
Corporate bonds	1,006,635	1,006,635	—	—

Total available for sale securities	$13,093,651	$13,093,651	$—	$—

Liabilities:
Contingent Liability	$19,836,000	$—	$—	$19,836,000

	2011
	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Contingent Liability	$18,739,000	$—	$—	$18,739,000

Additional information for the Company’s recurring fair value measurements using significant unobservable inputs (Level 3 inputs) was follows:

Balance at December 31, 2010	$14,618,000
Contingent consideration expense	4,121,000
Transfers in and/or out of Level 3	—

Balance at December 31, 2011	$18,739,000
Contingent consideration expense	1,097,000
Transfers in and/or out of Level 3	—

Balance at December 31, 2012	$19,836,000

See note 7, Acquisitions, for additional information related to the fair value of the contingent liability.

Certain financial instruments reflected in the consolidated balance sheets (for example, cash, accounts payable and certain other liabilities) are recorded at cost, which approximates fair value due to their short-term nature.

All available for sale securities have maturity dates less than one year. As of December 31, 2012, unrealized gains and losses on available for sale securities were immaterial.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
(6)	Property and Equipment

Property and equipment and related accumulated depreciation are as follows:

December 31, 2012
Furniture and fixtures	$641,475
Information technology related	225,511
Leasehold improvements	129,030

996,016
Less: accumulated depreciation	(14,595)

$981,421

The Company did not have any property and equipment as of December 31, 2011. Depreciation expense was $14,595 for the year ended December 31, 2012.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
(7)	Acquisitions

In December 2009, the Company acquired the rights to dalbavancin through our acquisition of all of the outstanding shares of capital stock of Vicuron from Pfizer. The Company paid total up-front consideration of $10,000,000 for the shares of Vicuron and the dalbavancin inventory to be used in research. In addition, upon the successful clinical development, regulatory approval and first commercial sale of dalbavancin, in the United States or one of five major European markets, the Company is required to pay Pfizer an additional milestone payment of $25,000,000. However, at its sole discretion, the Company may elect to defer the milestone payment for a period of up to five years if it delivers to Pfizer a promissory note for the full amount of such milestone payment. Interest on the outstanding principal amount of the promissory note will accrue at a rate of 10% per annum, compounded annually. The Pfizer Agreement also included a clause allowing for a refund of $6,000,000 of the initial $10,000,000 purchase price if the Company provided documentation that supported the position that marketing approval for dalbavancin required more than one new Phase 3 clinical trial. The transaction has been accounted for as an acquisition of a business and, accordingly, under the acquisition method of accounting, the purchase price was determined using cash paid and the estimated fair values for the two contingent aspects of the consideration using probability factors and assessments as of the acquisition date. As the principal asset acquired was a right to develop, manufacture and sell dalbavancin, that fair value was considered to represent IPR&D. Such value was capitalized at the acquisition date.

The table below lists the fair value of the consideration transferred in the Pfizer Agreement:

Fair value at acquisition date
Cash paid	$10,000,000
Contingent obligation	5,871,000
Contingent receivable	(579,000)

$15,292,000

Management completed an assessment of the probability of the successful clinical development, regulatory approval and commercial sale of dalbavancin in future periods and determined that a liability of $5,871,000 should be recorded at December 11, 2009 to reflect fair value of the contingent consideration. The Company has classified this liability as noncurrent in the accompanying consolidated balance sheets, as payment is not expected to occur until at least 2014. The Company also recorded the fair value of the contingent receivable of $579,000 at December 11, 2009 based on the probability of payout. Subsequent to the acquisition date, the Company has measured the contingent consideration arrangements at fair value for each period with changes in fair value recognized in the Company’s statement of operations. Changes in fair value reflect new information about the related IPR&D asset and its progress toward approval, and the passage of time based on an estimated risk-free rate of interest, and therefore ultimately the probability of achieving regulatory approval for the product candidate. Separately, the possibility of receiving the $6,000,000 contingent receivable was also reassessed as development efforts continued. The Company received the $6,000,000 contingent receivable in March 2011. In the absence of new information on development costs and probability of success, changes in fair value during those periods reflect only the passage of time.

The purchase price allocation resulted in the following amounts being allocated to the assets and liabilities assumed at the acquisition date based upon their respected fair values summarized below:

December 11, 2009
IPR&D asset	$15,292,000
Deferred tax liability	(5,811,000)
Goodwill	5,811,000

Total consideration transferred	$15,292,000

The fair value of the IPR&D asset was estimated using expected future cash flows for dalbavancin, which has not yet received regulatory approval and has no alternative future use. The fair value was based on key assumptions, such as estimates of sales and operating profits related to the product candidate (considering the stage of development), the probability of achieving ultimate approval, the time and resources needed to complete the regulatory approval process for the product candidate and the life of the potential commercialized products and associated risks, including the inherent difficulties and uncertainties in obtaining regulatory approvals. In determining the fair value of the IPR&D asset acquired related to dalbavancin, the Company used the following assumptions:

•	The expected product approval date was early 2014 with product launch occurring later in 2014. The first year of significant cash inflows was 2015.

•

The Company’s estimate of pricing and costs of product sales at the date of the acquisition was based upon information available at that time. The expected costs of products was based on typical contract manufacturing costs with an expectation of higher costs earlier in the product life cycle and then decreasing and stabilizing costs in subsequent years. The product sales data was based on the Company’s knowledge of a competitor’s product sales increases and its view of the market for the product as best it understood it at the time.

•	The Company applied a 30% probability of regulatory approval and subsequent commercial launch and a 20% discount rate to the projected cash flows.

The IPR&D asset will not be amortized until approval is achieved.

The Company does not expect any portion of this goodwill to be deductible for tax purposes. The goodwill attributable to the Company’s acquisition is not amortized, but is subject to review for impairment annually.

At December 31, 2012 and 2011, the balance of the contingent liability consideration, which reflects the fair value of the contingent milestone payment, was $19,836,000 and $18,739,000, respectively. The Company’s contingent consideration is based on Level 3 inputs within the fair value hierarchy. Fair values determined based on Level 3 inputs use unobservable inputs and include valuations of assets or liabilities for which there is little, if any, market activity. The underlying probability of payment of the contingent liability was 80% as of both December 31, 2012 and 2011.

Goodwill and Intangibles	12 Months Ended
Dec. 31, 2012
Goodwill and Intangibles
(8)	Goodwill and Intangibles

The Company tests its goodwill for impairment annually as of December 31 each year unless indicators, events, or circumstances would require an immediate review. Goodwill is tested in accordance with ASU 2011-08, which allows a company the option to assess qualitative factors to determine whether it is necessary to perform a two-step quantitative goodwill impairment test. Under ASU 2011-08, a company is not required to calculate the fair value of its reporting unit unless the company determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. There was no impairment of the Company’s goodwill as a result of impairment tests as of December 31, 2012, 2011 or 2010.

The Company tests its indefinite lived intangible assets annually for impairment as of December 31 using ASU 2012-02, “Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment,” or ASU 2012-02. ASU 2012-02 allows a company the option to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under ASU 2012-02, a company is not required to calculate the fair value of a given indefinite-lived intangible asset unless the company determines, based on that qualitative assessment, that it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying amount. There was no impairment of the Company’s IPR&D asset as a result of impairment tests as of December 31, 2012, 2011 or 2010.

Stockholders' Equity and Stock Compensation	12 Months Ended
Dec. 31, 2012
Stockholders' Equity and Stock Compensation
(9)	Stockholders’ Equity and Stock Compensation

(a)	Common Stock

In July 2012, the Company closed the initial public offering of its common stock pursuant to a registration statement on Form S-1, as amended. The Company sold an aggregate of 8,625,000 shares of common stock under the registration statement, including 1,125,000 shares pursuant to the exercise by the underwriters of an over-allotment option. Upon closing the initial public offering, all outstanding shares of the Company’s Series A Convertible Preferred Stock were converted into 9,649,738 shares of common stock (see note 3, Reverse Stock Split and Initial Public Offering).

In December 2009, the Company issued 62,500 shares of restricted common stock to an officer in return for services to be rendered over the effective vesting period. This award fully vested in January 2011. The fair value of the 62,500 shares of restricted common stock was expensed over the vesting period. The estimated fair value per share used for the grant of 62,500 shares of restricted common stock was $0.40 ($25,000 of compensation expense) and was based on a valuation of the Company’s common stock as of December 31, 2009 in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation (the Practice Aid). Based on the valuation methodology selection criteria set forth in the Practice Aid, with a focus on the early stage of the development the Company, including the status of its development efforts, very limited operations and the fact that it had an incomplete management team, as of December 31, 2009, the Company determined that an asset-based approach was the most appropriate method to use to determine the enterprise value of the Company. The Company then allocated the enterprise value using the current value method.

Also included in common stock at December 31, 2012 were 15,625 common shares issued upon exercise of options during the year ended December 31, 2012. Also during that period, an additional 23,017 options were early exercised and restricted shares were issued, with 7,596 shares vested and 15,421 shares unvested at period end.

(b)	Series A Convertible Preferred Stock

Prior to completing its initial public offering, the Company issued and sold an aggregate of 77,197,936 shares of its Series A Convertible Preferred Stock that resulted in the Company receiving cash proceeds of $77,197,936. The proceeds were used for research and development and general working capital. In July 2012, upon closing its initial public offering, all outstanding shares of the Company’s convertible preferred stock were converted into 9,649,738 shares of common stock (see note 3, Reverse Stock Split and Initial Public Offering).

(c)	Stock Incentive Plans

The two stock incentive plans (Incentive Plans) described in this section are the pre-IPO stock incentive plan, as amended (the Incentive Plan), and the 2012 stock incentive plan (2012 Plan). Prior to the Company’s initial public offering, the Company granted awards to eligible participants under the Incentive Plan. Following the initial public offering, the Company grants awards to eligible participants under the 2012 Plan.

2012 Stock Incentive Plan (2012 Plan)

In April 2012, the Company’s board of directors and stockholders approved the 2012 Plan. The 2012 Plan became effective immediately prior to the closing of the Company’s initial public offering (see note 3, Reverse Stock Split and Initial Public Offering). The 2012 Plan provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock awards, restricted stock units and other stock-based awards. As of December 31, 2012, the number of shares of the Company’s common stock reserved for issuance under the 2012 Plan was 654,129. This number may increase for the number of shares of the Company’s common stock subject to outstanding awards under the Company’s pre-IPO stock incentive plan, that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right. In addition, the 2012 Plan provides for an annual increase, to be added on the first day of fiscal year 2014 and each subsequent anniversary until the expiration of the 2012 Plan, equal to the lowest of 437,500 shares of the Company’s common stock, 2.75% of the number of shares of the Company’s common stock outstanding on the first day of the fiscal year and an amount determined by the board of directors.

Pre-IPO Stock Incentive Plan (Incentive Plan)

Upon the closing of the initial public offering, the Company ceased granting any awards under the Incentive Plan.

The Incentive Plan provided for the granting of stock options and other stock awards of the Company to employees and consultants. General awards under the Incentive Plan consisted of a specified number of options awarded to an employee or consultant subject to the satisfaction of various vesting conditions determined and specified by the Company at the time of the award. In April 2012, the Company’s board of directors and stockholders approved an amendment to the Incentive Plan to increase the number of shares reserved for issuance under the Incentive Plan from 1,875,000 to 2,125,000.

For the year ended December 31, 2012, the Company awarded options to purchase 730,309 shares in aggregate under the Incentive Plans.

In April 2012, the Board resolved that all options granted under the Incentive Plan may be exercisable from the date of grant. If exercised prior to full vesting, restricted shares of common stock are issued and continue to vest in the same manner as the original options awarded. Upon termination of employment any unvested options or unvested restricted shares are immediately cancelled and available for future grant under the 2012 Plan, while vested options are exercisable for a defined period. The vesting schedule for awards is to be established by the Company’s board of directors in its discretion on the date of grant. The outstanding option grants at December 31, 2012 have a term of 10 years and generally vest over periods up to 4 years.

Activity with respect to options was as follows:

	Options Outstanding			Exercisable Options
	Shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)	Shares	Weighted average exercise price per share
December 31, 2009	375,000	$0.96	9.38	—	$—
Granted	975,000	0.96	—
Forfeited or expired	—	—	—
Exercised	—	—	—

December 31, 2010	1,350,000	$0.96	9.38	101,561	$0.96
Granted	160,000	1.68	—
Forfeited or expired	—	—	—
Exercised	—	—	—

December 31, 2011	1,510,000	$1.06	8.52	527,181	$0.97
Granted	730,309	7.73	—
Forfeited or expired	63,188	4.94	—
Exercised	38,642	3.78	—

December 31, 2012	2,138,479	$3.17	8.21	952,499	$1.40

The following table summarizes additional information regarding options outstanding and exercisable at December 31, 2012:

		Options Outstanding			Exercisable Options
		Number of options outstanding at year end	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options exercisable at year end	Weighted average remaining contractual life (years)	Weighted average exercise price
Exercise price:
	$0.96	1,277,500	7.5	$0.96	821,952	7.5	$0.96
	$1.68	180,963	8.2	1.68	85,975	8.1	1.68
	$2.08	130,000	9.2	2.08	5,208	9.2	2.08
	$8.18 – $9.38	351,875	9.9	8.52	868	9.7	9.38
	$10.00	198,141	9.4	10.00	38,496	9.3	10.00

		2,138,479			952,499

The weighted-average grant date fair value of the stock options granted during the years ended December 31, 2012, 2011 and 2010 was $6.97 per share, $2.64 per share and $2.80 per share, respectively. The Company estimated the fair value of options granted using the Black-Scholes option pricing model with the following assumptions:

	2012	2011	2010
Risk-free interest rate	1.2% – 2.25%	2.25%	2.25% – 3%
Expected volatility	80%	80%	80 – 85%
Expected term (years)	7	7	7
Expected dividend yield	0%	0%	0%

The Company used the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term of stock option grants to employees due to the Company’s limited operating history. The risk-free interest rate is based on the implied yield on U.S. Treasury zero coupon bonds for periods commensurate with the expected term of the options. The dividend yield on the Company’s common stock is estimated to be zero based on the fact that the Company has not paid and does not intend to pay dividends during the expected term of its stock options.

Share-based compensation expense for stock options granted to employees and directors is based on the estimated grant date fair value of options recognized ratably over the requisite service period, which is the vesting period of the award. The level of forfeitures expected to occur was estimated based on data from a representative group of companies with similar characteristics to the Company.

During the year ended December 31, 2012, 38,642 options were exercised resulting in $146,168 of proceeds to the Company. Certain of those option awards were early exercises resulting in the issuance of 23,017 shares of restricted stock. As of December 31, 2012, 7,596 shares of the restricted stock were vested, and the remainder will continue to vest over the requisite service period.

Share-based compensation expense totaled $1,405,576, $781,407, and $333,903 for the years ended December 31, 2012, 2011, and 2010, respectively, which is included in research and development and general and administrative expenses in the accompanying consolidated statements of operations. The total unrecognized share-based compensation cost at December 31, 2012 amounted to $5,477,481, which is expected to be recognized over a weighted-average remaining vesting period of approximately 2.95 years.

Net Loss Per Share	12 Months Ended
Dec. 31, 2012
Net Loss Per Share
(10)	Net Loss Per Share

Net loss per share was determined in accordance with the two-class method. This method is used for computing basic net loss per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the company. Under the two-class method, net loss is allocated between common shares and other participating securities based on their participating rights in both distributed and undistributed earnings. The Company’s Series A Convertible Preferred Stock were participating securities, since the stockholders were entitled to share in dividends declared by the board of directors with the common stock based on their equivalent common shares.

Basic net loss per share is computed by dividing net loss available (attributable) to common stockholders by the weighted average number of shares of common stock outstanding during the period. Because the holders of the participating preferred stock were not contractually required to share in the Company’s losses, in applying the two-class method to compute basic net loss per common share, no allocation to preferred stock was made for the years ended December 31, 2012, 2011, and 2010. Potential common shares in the diluted net loss per share computation are excluded as they would be anti-dilutive.

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as of December 31, 2012, 2011, and 2010, as they would be anti-dilutive. The convertible preferred stock numbers shown in the table below are shown on a common stock equivalent basis as a result of the reverse stock split described in note 3, Reverse Stock Split and Initial Public Offering.

	December 31,
	2012	2011	2010
Convertible preferred stock	—	6,899,737	2,399,742
Stock options and unvested restricted stock	2,153,900	1,510,000	1,367,449

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
(11)	Income Taxes

The Company did not record an income tax benefit on its loss before tax for the year ended December 31, 2012. There was $0 U.S., state, and foreign current or deferred income tax expense recorded for the year ended December 31, 2012. In June 2012, the Company formed a wholly-owned foreign subsidiary to which it transferred the worldwide rights to dalbavancin. This transaction provided the Company the ability to fully utilize all of the available U.S. federal and state net operating loss carryforwards and resulted in cash tax payments in the United States. The U.S. and state income tax expense associated with the transfer of the worldwide rights to dalbavancin was deferred on the balance sheet in accordance with ASC 740-10-25-3(e). Losses incurred after the date of such transaction resulted in net operating losses outside the United States. As of December 31, 2012, these net operating losses were not more-likely-than-not to be realized, therefore a full valuation allowance was recorded and no financial statement tax benefit was recorded in 2012. The Company has no ability to carry back losses to previous years and future utilization of these losses is uncertain.

For the years ended December 31, 2012, 2011 and 2010, income from operations before taxes consisted of the following:

	2012	2011	2010
U.S. operations	$(13,834,154)	$(35,543,726)	$(13,892,300)
Foreign operations	(48,704,709)	—	—

	$(62,538,863)	$(35,543,726)	$(13,892,300)

Income tax expense attributable to income from operations was $0, $2,510,653 and $2,878,440 for the years ended December 31, 2012, 2011 and 2010, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pretax income from operations as a result of the following:

	2012	2011	2010
Federal statutory rate	35%	34%	34%
States taxes, net of federal benefit	0%	4%	4%
Foreign rate differential	(8)%	—	—
Permanent items—change in contingent consideration	(1)%	(1)%	(11)%
Research and development credits	1%	—	—
Valuation allowance	(27)%	(30)%	—

	—%	7%	26%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and their basis for income tax purposes and the tax effects of net operating losses and tax credit carry-forwards. The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below.

	2012	2011
Deferred tax assets:
Stock compensation	$1,033,073	$720,323
Federal net operating losses	—	14,004,551
State net operating losses	—	1,647,590
Foreign net operating losses	12,176,177	—

Total deferred tax assets	$13,209,250	$16,372,464

Deferred tax liabilities:
In process research & development	$—	$5,811,000

Total deferred tax liabilities	$—	$5,811,000

Valuation allowance	$12,428,114	$10,561,464

Net deferred tax assets	$781,136	$—

Valuation allowances reduce deferred tax assets to the amounts that are more-likely-than-not to be realized. During the year ended December 31, 2012, the Company has recorded deferred tax assets which are partially offset by a valuation allowance. The Company has recorded a valuation allowance of $12,428,114 and $10,561,464 as of December 31, 2012 and 2011, respectively. The Company regularly evaluates the likelihood of the realization of its deferred tax assets and reduces the carrying amount of those deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income, the carryback availability and carryforward periods available to it for tax reporting purposes and other relevant factors. Significant judgment is required in making this assessment. At present, the likelihood of the Company being able to fully realize it deferred income tax benefits against future income is uncertain.

At December 31, 2012, the net deferred tax assets were included in prepaid expenses and other current assets on the consolidated balance sheet.

At December 31, 2012, the Company had no net operating loss carryforwards for federal income tax purposes due to the tax gain recognized in the United States from transfer of the worldwide rights to dalbavancin to a wholly-owned foreign subsidiary. Likewise, the Company has no net operating loss carryforwards for state income tax purposes. The Company has net operating loss carryforwards in the Netherlands of $48,704,709 to offset future taxable income through 2021.

The total amount of federal, foreign, state and local unrecognized tax benefits was $1,116,687 million at December 31, 2012 and $0 at December 31, 2011.

Balance at December 31, 2011	$—
Increase related to prior year tax positions	116,687
Decrease related to prior year tax positions	—
Increase related to current year tax positions	1,000,000

Balance at December 31, 2012	$1,116,687

Included in the balance of total unrecognized tax benefits at December 31, 2012, are potential benefits of $1,116,687 that if recognized, would affect the effective rate on income from operations. The Company has $0 of interest and penalties accrued during both 2012 and 2011 related to the unrecognized tax positions.

The Company files income tax returns in the United States, the Netherlands, the United Kingdom and various U.S. state jurisdictions. The Company’s U.S and state tax returns remain subject to examination for 2009 and subsequent periods.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
(12)	Commitments and Contingencies

(a)	Employment Agreements

The Company has employment agreements with certain employees which require the funding of a specified level of payments if certain events, such as a change in control or termination without cause, occur.

(b)	Consulting and Other Business Arrangements

In the course of normal business operations, the Company has agreements with contract service providers to assist in the performance of its research and development and manufacturing activities. The Company can elect to discontinue the work under these agreements at any time. The Company could also enter into additional collaborative research, contract research, manufacturing, and supplier agreements in the future, which may require up-front payments and even long-term commitments of cash.

The Company has entered into a supply agreement with Gnosis Bioresearch srl., or Gnosis, to supply it with the drug substance for dalbavancin in the form of injectable grade powder. Gnosis has agreed to produce a specified percentage of the Company’s worldwide demand for drug substance. Under this agreement, Gnosis is required to manufacture and supply, and the Company is required to purchase specified minimum annual purchase volumes of drug substance at specified prices. The agreement expires on June 12, 2017, subject to automatic renewal for successive two-year periods. The Company currently has purchase commitments of approximately $22.6 million associated with the first three years of the initial five-year term of the agreement. The Company has agreed with Gnosis to define the purchase commitments for the subsequent two years of the initial term by a date specified in the agreement. As of December 31, 2012, the Company has not incurred any amounts under the purchase commitments in this contract. The contracted amounts are estimated to be paid from 2013 through 2016. In addition, Gnosis is responsible for providing validation batches that the Company intends to submit to the FDA in connection with the Company’s NDA. The Company had purchase commitments of approximately $6.0 million to Gnosis for these validation batches, but as of December 31, 2012, the Company has paid approximately $4.6 million of this amount which was recorded in prepaid expenses and other current assets in the consolidated balance sheet. The Company has also entered into an agreement with a potential secondary supplier of drug substance to manufacture registration and validation batches. The purchase commitment under this agreement is approximately $5.2 million. As of December 31, 2012, the Company has not incurred any amounts under this agreement.

The Company has entered into a development and supply agreement with Hospira Worldwide, Inc., or Hospira, for its fill and finish services. Under this agreement, Hospira is required to supply and the Company is required to purchase a specified percentage of its commercial requirements of dalbavancin. The Company is also required to pay Hospira aggregate development fees of approximately $1.7 million based on the occurrence of specified milestone events. Through December 31, 2012, the Company has incurred approximately $1.2 million of this amount, which has been recorded as research and development expense in the consolidated statements of operations. The agreement expires five years after the first commercial sale of dalbavancin, subject to an automatic renewal for an indefinite period.

(c)	Leasing Arrangements

During 2012, the Company entered into a lease for approximately 10,300 square feet of office space in Chicago, Illinois. The Company intends to use the leased premises for corporate and commercial functions. The Company has agreed to pay aggregate rental fees of approximately $1.2 million over the 65 month term. The Company has provided a security deposit in the form of a letter of credit for the benefit of the landlord in the amount of $500,000, which amount will be reduced incrementally over the term of the lease.

Also during 2012, the Company entered into a lease for approximately 17,800 square feet of office space in Branford, Connecticut. The Company intends to use the leased premises for research and development, clinical and regulatory functions. The Company has agreed to pay aggregate rental fees of approximately $1.8 million over the 62 month term. The Company has provided a security deposit in the form of a letter of credit for the benefit of the landlord in the amount of $350,000, which amount will be reduced incrementally over the term of the lease.

The letters of credit outstanding are collateralized with certificates of deposit.

The minimum aggregate future lease commitments required under these agreements are as follows:

Years ending December 31,
2013	$409,464
2014	576,985
2015	601,634
2016	608,709
2017	624,959
After	126,643

Total future minimum payments	$2,948,394

(d)	Contingencies

From time to time, the Company may be involved in various legal actions arising out of the ordinary conduct of business. In the opinion of management, the ultimate disposition of such actions will not materially affect the Company’s consolidated financial position, results of operations or cash flows.

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses
(13)	Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2012	2011
Contract research organizations	$8,308,813	$179,176
Professional fees	141,306	86,082
Compensation and related benefits	1,427,699	634,297
Other expenses	723,795	469,694

	$10,601,613	$1,369,249

Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data
(14)	Selected Quarterly Financial Data (unaudited)

	2012
	March 31	June 30	September 30	December 31
Operating expenses:
Research and development	$6,770,763	$16,527,952	$18,956,271	$9,439,736
General and administrative	1,221,196	2,392,303	2,552,453	3,622,036
Acquisition related charges, net	268,000	272,000	277,000	280,000

Operating loss	8,259,959	19,192,255	21,785,724	13,341,772
Interest income	(2,449)	(4,502)	(11,532)	(22,364)

Loss before income taxes	8,257,510	19,187,753	21,774,192	13,319,408
Income tax benefit	—	—	—	—

Net loss	$(8,257,510)	$(19,187,753)	$(21,774,192)	$(13,319,408)

Net loss per common share—Basic and Diluted	$(132.12)	$(260.25)	$(1.47)	$(0.73)
Weighted-average common shares—Basic and Diluted	62,500	73,727	14,781,419	18,359,667

	2011
	March 31	June 30	September 30	December 31
Operating expenses:
Research and development	$4,328,802	$8,439,070	$8,325,872	$9,038,820
General and administrative	1,052,000	1,252,489	1,009,064	991,965
Acquisition related charges/(gains), net	(2,779,000)	2,376,000	760,000	764,000

Operating loss	2,601,802	12,067,559	10,094,936	10,794,785
Interest income	(4,539)	(4,766)	(2,123)	(3,928)

Loss before income taxes	2,597,263	12,062,793	10,092,813	10,790,857
Income tax benefit	(176,589)	(605,700)	(706,356)	(1,022,008)

Net loss	$(2,420,674)	$(11,457,093)	$(9,386,457)	$(9,768,849)

Net loss per common share—Basic and Diluted	$(46.48)	$(183.31)	$(150.18)	$(156.30)
Weighted-average common shares—Basic and Diluted	52,083	62,500	62,500	62,500

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

(15) Subsequent Events

In March 2013, the Company and certain of its subsidiaries entered into a loan agreement with Oxford, pursuant to which, subject to the conditions to borrowing thereunder, the Company’s wholly-owned Dutch subsidiaries borrowed an aggregate principal amount of $20.0 million. Amounts borrowed under the loan agreement are guaranteed by the Company and certain of the Company’s subsidiaries. The loan is secured by a lien on all or substantially all of the Company’s assets and the assets of the Company’s subsidiaries (other than Durata Therapeutics Limited), including the pledge of the equity interests in each of the Company’s subsidiaries.

The Oxford term loan bears interest at an annual rate equal to 8.55%. The loan agreement provides for interest-only payments through April 1, 2014, and payment of interest and principal in monthly installments starting on May 1, 2014 and continuing for 29 months thereafter through October 1, 2016. If dalbavancin is approved by the FDA before May 1, 2014, then the interest-only period may be extended by 12 months at the Company’s option so that the aggregate outstanding principal balance of the loan would be repaid in monthly installments starting on May 1, 2015 and continuing for 29 months thereafter through October 1, 2017.

The Company paid a fee of $150,000 when the Company entered into the loan agreement. In addition, the Company is required to pay a fee that is equal to the amount of the term loan (at maturity, acceleration or prepayment, as applicable) multiplied by 5.95% (provided that such percentage shall be 9.85% if the interest only period is extended through April 2015). At the Company’s option, the Company may elect to prepay all of the outstanding term loan plus any accrued interest, plus a prepayment penalty determined with respect to the principal amount of the term loan outstanding. During the first 12 months of each term loan, the penalty is 2.50% of the outstanding principal. During months 13 to 24 after the funding date of a term loan, the penalty is 1.50% of the outstanding principal. From month 25 to the maturity of a loan, the penalty is 0.50% of the outstanding principal. The loan agreement also provides for indemnification of Oxford and the other lenders from time to time party to the loan agreement.

In connection with the loan agreement, the Company agreed to grant Oxford warrants for the purchase of 67,999 shares of the Company’s common stock at an exercise price of $8.68 per share. The warrants are exercisable for seven years from the date of issuance.

The loan agreement also contains certain representations, warranties and non-financial covenants applicable to the Company and its subsidiaries. The loan agreement contains certain events of default. The obligations under the loan agreement and the other loan documents may at Oxford’s option be accelerated upon the occurrence of certain events of default, and are automatically accelerated upon certain bankruptcy-related events of default.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Principles of Consolidation
(a)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements of the Company are prepared on the accrual basis of accounting. All intercompany accounts and transactions have been eliminated.

Use of Estimates
(b)	Use of Estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

Development Stage Company
(c)	Development Stage Company

The Company’s primary activities since inception have been organizing and staffing the Company, business planning, raising capital and acquiring and developing dalbavancin. Accordingly, the Company is considered to be in the “development stage” and has prepared the accompanying consolidated financial statements in accordance with the provisions of the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) No. 915, Accounting for Development Stage Entities.

Cash and Cash Equivalents and Restricted Cash
(d)	Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash resources principally in money market funds.

Cash accounts with any type of restriction are classified as restricted cash. If restrictions are expected to be lifted in the next twelve months, the restricted cash account is classified as current. Included within Restricted Cash on the Company’s December 31, 2012 consolidated balance sheet are certificates of deposit for $850,000 which are being held by a third party bank as collateral for the irrevocable letters of credit that were issued in 2012 to secure two office leases (see note 12, Commitments and Contingencies).

Financial Instruments
(e)	Financial Instruments

The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The fair value hierarchy is established that prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the fair value of the investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:

Level 1:	Observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2:	Inputs other than the quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly; and

Level 3:	Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. See note 5, Financial Instruments, for additional information.

Short-term Investments
(f)	Short-term Investments

As of December 31, 2012 , cash equivalents and short-term investments consist of investments in money market accounts, federal agency bonds and corporate entity commercial paper and bonds that are classified as available-for-sale pursuant to ASC 320, Investments—Debt and Equity Securities. The Company classifies investments available to fund current operations as current assets on its balance sheet. Investments are classified as long-term assets on the balance sheet if (i) the Company has the intent and ability to hold the investments for a period of at least one year and (ii) the contractual maturity date of the investments is greater than one year. All of the Company’s investments are classified as current.

The fair value of these securities is based on quoted prices for identical or similar assets. If a decline in the fair value is considered other-than-temporary the unrealized loss, if any, would be transferred from other comprehensive loss to the statement of operations. There were no charges taken for other-than-temporary declines in fair value of short-term investments during 2012. Realized gains and losses are determined using the specific identification method and are included in interest income in the statement of operations. There were no realized gains or losses recognized during 2012.

The Company reviews investments for other-than-temporary impairment whenever the fair value of an investment is less than the amortized cost and evidence indicates that an investment’s carrying amount is not recoverable within a reasonable period of time. To determine whether an impairment is other-than-temporary, the Company considers its intent to sell, or whether it is more likely than not that the Company will be required to sell, the investment before recovery of the investment’s amortized cost basis. Evidence considered in this assessment includes reasons for the impairment, the severity and the duration of the impairment and changes in value subsequent to year end. As of December 31, 2012, there were no investments with a fair value that was lower than the amortized cost basis or any investments that had been in an unrealized loss position for a significant period. See note 5, Financial Instruments, for further information.

Other Intangible Assets
(g)	Other Intangible Assets

The Company had an acquired in-process research and development (IPR&D) intangible asset of $15,292,000 as of December 31, 2012 and 2011. Acquired IPR&D intangible assets represent the right to develop, use, sell or offer for sale intellectual property that the Company has acquired with respect to processes that have not been completed. These assets are required to be classified as indefinite-lived assets until the successful completion or abandonment of the associated research and development efforts. Accordingly, during the development period after the date of acquisition, these assets will not be amortized until their processes are completed and the Company receives regulatory approval from a major market to allow for the commencement of commercial marketing activities. At that time, the Company will determine the useful life of the asset, reclassify the asset out of in-process research and development and begin amortization. The useful life of an amortizing asset generally is determined by identifying the period in which substantially all of the cash flows are expected to be generated.

If the associated research and development effort is abandoned, the related assets likely will be written-off and the Company will record a non-cash impairment loss on its consolidated statement of operations. Acquired in-process research and development assets which are determined to have had a decrease in fair value are adjusted to fair value with an impairment charge. Such assets are tested at least annually or when a triggering event occurs that could indicate a potential impairment. Intangible assets with definite useful lives will be amortized to their estimated residual values over their estimated useful lives and reviewed for impairment if certain events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. See note 8, Goodwill and Intangibles, for additional information.

Goodwill
(h)	Goodwill

Goodwill represents the excess of purchase price over fair value of net assets acquired in a business combination accounted for by the acquisition method of accounting and is not amortized, but subject to impairment testing at least annually or when a triggering event occurs that could indicate a potential impairment. The Company had goodwill of $5,811,000 as of December 31, 2012 and 2011. See note 8, Goodwill and Intangibles, for additional information.

Property and Equipment
(i)	Property and Equipment

Property and equipment are recorded at cost, net of depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets. The following table shows the estimated useful lives of the Company’s property and equipment:

Classification	Estimated Useful Lives
Leasehold improvements	Lesser of useful life or lease term
Furniture and fixtures	5 years
Information technology related	3-5 years

Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized. Repairs and maintenance costs are expensed as incurred. See note 6, Property and Equipment, for additional information.

Impairment of Long-Lived Assets
(j)	Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Operating Leases
(k)	Operating Leases

Rent expense related to leases is recorded on a straight-line basis over the term of the lease, including any rent free periods. The difference between actual rent payments and straight-line rent expense is recorded as deferred rent and included in other liabilities in the accompanying consolidated balance sheet.

Research and Development Costs
(l)	Research and Development Costs

Research and development costs are expensed as incurred and are primarily comprised of the following types of costs incurred in performing research and development activities:

•	employee-related expenses, including salaries, benefits, travel and share-based compensation expense;

•

external research and development expenses incurred under arrangements with third parties, such as contract research organizations (CROs), manufacturing organizations and consultants, including our scientific advisory board; and

•	facilities and laboratory and other supplies.

Income Taxes
(m)	Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect for years in which the temporary differences are expected to reverse. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The Company recognizes the benefit of an uncertain tax position that it has taken or expects to take on income tax returns it files if such tax position is more likely than not to be sustained. See note 11, Income Taxes, for additional information.

Share-Based Compensation
(n)	Share-Based Compensation

The Company uses share-based compensation in the form of stock options and restricted stock. Compensation expense is recognized in the consolidated statement of operations based on the estimated fair value of the shares at grant date. Compensation cost to be recognized reflects an estimate of the number of shares expected to vest after taking into consideration an estimate of forfeiture. The fair values of stock option grants are estimated as of the date of grant using the Black-Scholes option valuation model. The fair value of option grants are based on the fair value of the Company’s common stock on the date of grant. See note 9, Stockholders’ Equity and Stock Compensation, for additional information.

Concentrations
(o)	Concentrations

The Company maintains cash and cash equivalent balances with financial institutions which, at times, may exceed insurance limits established by the Federal Deposit Insurance Corporation. Management does not consider this to be a significant risk due to the long-standing reputation of these financial institutions.

The Company has entered into agreements with a contract manufacturer to manufacture clinical and future commercial supplies of dalbavancin. The Company has also entered into an agreement with a contract manufacturer to supply the drug substance for dalbavancin in the form of injectable grade powder. The loss of either of these suppliers could have a material adverse effect upon the Company’s operations.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Property and Equipment

The following table shows the estimated useful lives of the Company’s property and equipment:

Classification	Estimated Useful Lives
Leasehold improvements	Lesser of useful life or lease term
Furniture and fixtures	5 years
Information technology related	3-5 years

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Prepaid Expenses and Other Current Assets

	December 31, 2012	December 31, 2011
Prepaid manufacturing fees (a)	$4,550,000	$793,531
Deferred tax assets	781,136	—
Prepaid insurance	353,489	162,739
Other prepaid assets	98,419	40,000
Other receivables	61,586	—

	$5,844,630	$996,270

(a)	During 2012, the Company paid amounts to its primary manufacturer of active pharmaceutical ingredient for the production of validation batches that are anticipated to be produced in 2013.

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Assets Indicates Fair Value Hierarchy of Valuation Inputs Utilized Values

The following table presents information about the Company’s financial assets that have been measured at fair value at December 31, 2012 and 2011, and indicates the fair value hierarchy of the valuation inputs used to determine such fair value. Cash and cash equivalents at December 31, 2012 included money market funds as noted below.

	2012
	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market fund investments	$30,536,996	$30,536,996	$—	$—
Available for sale securities:
Federal agency bonds	8,089,536	8,089,536	—	—
Corporate commercial paper	3,997,480	3,997,480	—	—
Corporate bonds	1,006,635	1,006,635	—	—

Total available for sale securities	$13,093,651	$13,093,651	$—	$—

Liabilities:
Contingent Liability	$19,836,000	$—	$—	$19,836,000

	2011
	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Contingent Liability	$18,739,000	$—	$—	$18,739,000

Fair Value Measurements Using Significant Unobservable Inputs

Additional information for the Company’s recurring fair value measurements using significant unobservable inputs (Level 3 inputs) was follows:

Balance at December 31, 2010	$14,618,000
Contingent consideration expense	4,121,000
Transfers in and/or out of Level 3	—

Balance at December 31, 2011	$18,739,000
Contingent consideration expense	1,097,000
Transfers in and/or out of Level 3	—

Balance at December 31, 2012	$19,836,000

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property and Equipment and Related Accumulated Depreciation

Property and equipment and related accumulated depreciation are as follows:

December 31, 2012
Furniture and fixtures	$641,475
Information technology related	225,511
Leasehold improvements	129,030

996,016
Less: accumulated depreciation	(14,595)

$981,421

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Consideration Transferred

The table below lists the fair value of the consideration transferred in the Pfizer Agreement:

Fair value at acquisition date
Cash paid	$10,000,000
Contingent obligation	5,871,000
Contingent receivable	(579,000)

$15,292,000

Purchase Price Allocation of Assets and Liabilities

The purchase price allocation resulted in the following amounts being allocated to the assets and liabilities assumed at the acquisition date based upon their respected fair values summarized below:

December 11, 2009
IPR&D asset	$15,292,000
Deferred tax liability	(5,811,000)
Goodwill	5,811,000

Total consideration transferred	$15,292,000

Stockholders' Equity and Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Activity

Activity with respect to options was as follows:

	Options Outstanding			Exercisable Options
	Shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)	Shares	Weighted average exercise price per share
December 31, 2009	375,000	$0.96	9.38	—	$—
Granted	975,000	0.96	—
Forfeited or expired	—	—	—
Exercised	—	—	—

December 31, 2010	1,350,000	$0.96	9.38	101,561	$0.96
Granted	160,000	1.68	—
Forfeited or expired	—	—	—
Exercised	—	—	—

December 31, 2011	1,510,000	$1.06	8.52	527,181	$0.97
Granted	730,309	7.73	—
Forfeited or expired	63,188	4.94	—
Exercised	38,642	3.78	—

December 31, 2012	2,138,479	$3.17	8.21	952,499	$1.40

Summary of Options Outstanding and Exercisable

The following table summarizes additional information regarding options outstanding and exercisable at December 31, 2012:

		Options Outstanding			Exercisable Options
		Number of options outstanding at year end	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options exercisable at year end	Weighted average remaining contractual life (years)	Weighted average exercise price
Exercise price:
	$0.96	1,277,500	7.5	$0.96	821,952	7.5	$0.96
	$1.68	180,963	8.2	1.68	85,975	8.1	1.68
	$2.08	130,000	9.2	2.08	5,208	9.2	2.08
	$8.18 – $9.38	351,875	9.9	8.52	868	9.7	9.38
	$10.00	198,141	9.4	10.00	38,496	9.3	10.00

		2,138,479			952,499

Assumptions for Estimating Fair Value of Options Granted Using Black-Scholes Option Pricing Model

The Company estimated the fair value of options granted using the Black-Scholes option pricing model with the following assumptions:

	2012	2011	2010
Risk-free interest rate	1.2% – 2.25%	2.25%	2.25% – 3%
Expected volatility	80%	80%	80 – 85%
Expected term (years)	7	7	7
Expected dividend yield	0%	0%	0%

Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Preferred Stock Numbers as Shown on Common Stock Equivalent Basis

The convertible preferred stock numbers shown in the table below are shown on a common stock equivalent basis as a result of the reverse stock split described in note 3, Reverse Stock Split and Initial Public Offering.

	December 31,
	2012	2011	2010
Convertible preferred stock	—	6,899,737	2,399,742
Stock options and unvested restricted stock	2,153,900	1,510,000	1,367,449

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Income Before Income Taxes

For the years ended December 31, 2012, 2011 and 2010, income from operations before taxes consisted of the following:

	2012	2011	2010
U.S. operations	$(13,834,154)	$(35,543,726)	$(13,892,300)
Foreign operations	(48,704,709)	—	—

	$(62,538,863)	$(35,543,726)	$(13,892,300)

Reconciliation Between Effective Tax Rate and Federal Statutory Rate

Income tax expense attributable to income from operations was $0, $2,510,653 and $2,878,440 for the years ended December 31, 2012, 2011 and 2010, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pretax income from operations as a result of the following:

	2012	2011	2010
Federal statutory rate	35%	34%	34%
States taxes, net of federal benefit	0%	4%	4%
Foreign rate differential	(8)%	—	—
Permanent items—change in contingent consideration	(1)%	(1)%	(11)%
Research and development credits	1%	—	—
Valuation allowance	(27)%	(30)%	—

	—%	7%	26%

Tax Effects of Significant Portions of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below.

	2012	2011
Deferred tax assets:
Stock compensation	$1,033,073	$720,323
Federal net operating losses	—	14,004,551
State net operating losses	—	1,647,590
Foreign net operating losses	12,176,177	—

Total deferred tax assets	$13,209,250	$16,372,464

Deferred tax liabilities:
In process research & development	$—	$5,811,000

Total deferred tax liabilities	$—	$5,811,000

Valuation allowance	$12,428,114	$10,561,464

Net deferred tax assets	$781,136	$—

Schedule of Unrecognized Tax Benefits

The total amount of federal, foreign, state and local unrecognized tax benefits was $1,116,687 million at December 31, 2012 and $0 at December 31, 2011.

Balance at December 31, 2011	$—
Increase related to prior year tax positions	116,687
Decrease related to prior year tax positions	—
Increase related to current year tax positions	1,000,000

Balance at December 31, 2012	$1,116,687

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Aggregate Future Lease Commitments

The minimum aggregate future lease commitments required under these agreements are as follows:

Years ending December 31,
2013	$409,464
2014	576,985
2015	601,634
2016	608,709
2017	624,959
After	126,643

Total future minimum payments	$2,948,394

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2012	2011
Contract research organizations	$8,308,813	$179,176
Professional fees	141,306	86,082
Compensation and related benefits	1,427,699	634,297
Other expenses	723,795	469,694

	$10,601,613	$1,369,249

Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Selected Quarterly Financial Data

	2012
	March 31	June 30	September 30	December 31
Operating expenses:
Research and development	$6,770,763	$16,527,952	$18,956,271	$9,439,736
General and administrative	1,221,196	2,392,303	2,552,453	3,622,036
Acquisition related charges, net	268,000	272,000	277,000	280,000

Operating loss	8,259,959	19,192,255	21,785,724	13,341,772
Interest income	(2,449)	(4,502)	(11,532)	(22,364)

Loss before income taxes	8,257,510	19,187,753	21,774,192	13,319,408
Income tax benefit	—	—	—	—

Net loss	$(8,257,510)	$(19,187,753)	$(21,774,192)	$(13,319,408)

Net loss per common share—Basic and Diluted	$(132.12)	$(260.25)	$(1.47)	$(0.73)
Weighted-average common shares—Basic and Diluted	62,500	73,727	14,781,419	18,359,667

	2011
	March 31	June 30	September 30	December 31
Operating expenses:
Research and development	$4,328,802	$8,439,070	$8,325,872	$9,038,820
General and administrative	1,052,000	1,252,489	1,009,064	991,965
Acquisition related charges/(gains), net	(2,779,000)	2,376,000	760,000	764,000

Operating loss	2,601,802	12,067,559	10,094,936	10,794,785
Interest income	(4,539)	(4,766)	(2,123)	(3,928)

Loss before income taxes	2,597,263	12,062,793	10,092,813	10,790,857
Income tax benefit	(176,589)	(605,700)	(706,356)	(1,022,008)

Net loss	$(2,420,674)	$(11,457,093)	$(9,386,457)	$(9,768,849)

Net loss per common share—Basic and Diluted	$(46.48)	$(183.31)	$(150.18)	$(156.30)
Weighted-average common shares—Basic and Diluted	52,083	62,500	62,500	62,500

Nature of Business, Organization and Liquidity (Narrative) (Detail) (USD $)	2 Months Ended	12 Months Ended			38 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Partnership Organization And Basis Of Presentation [Line Items]
Net loss	$ (714,375)	$ (62,538,863)	$ (33,033,073)	$ (11,013,860)	$ (107,300,171)
Accumulated deficit during the development stage		$ (107,300,171)	$ (44,761,308)		$ (107,300,171)

Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Lease	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Certificates of deposit	$ 850,000
Number of offices leases	2
Goodwill	5,811,000	5,811,000
In-process Research and Development [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Acquired in-process research and development intangible assets	$ 15,292,000	$ 15,292,000
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Contractual maturity date of investments	1 year

Summary of Significant Accounting Policies - (Estimated Useful Lives of Property and Equipment) (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, Leasehold improvements	Lesser of useful life or lease term
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Minimum [Member] | Information Technology Related [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Maximum [Member] | Information Technology Related [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years

Reverse Stock Split and Initial Public Offering (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Initial Public Offering [Line Items]
Reverse stock split approved by directors and stockholders	1-for-8.0000
Number of common stock sold under IPO	8,625,000
Initial public offering price per share	$ 9
Number of shares issued pursuant to exercise by underwriters of an over-allotment option	1,125,000
Net proceeds from initial public offering	$ 73.9
Outstanding Preferred Stock converted into common stock	9,649,738

Prepaid Expenses and Other Current Assets ( Summary of Prepaid Expenses and Other Current Assets) (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Prepaid And Other Current Assets [Line Items]
Prepaid manufacturing fees	$ 4,550,000	[1]	$ 793,531
Deferred tax assets	781,136
Prepaid insurance	353,489		162,739
Other prepaid assets	98,419		40,000
Other receivables	61,586
Prepaid expenses and other current assets , Total	$ 5,844,630		$ 996,270

[1]	During 2012, the Company paid amounts to its primary manufacturer of active pharmaceutical ingredient for the production of validation batches that are anticipated to be produced in 2013.

Financial Instruments (Fair Value of Financial Assets Indicates Fair Value Hierarchy of Valuation Inputs Utilized Values) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets:
Assets, Fair Value	$ 13,093,651
Money Market Fund Investments [Member]
Assets:
Assets, Fair Value	30,536,996
Federal Agency Bonds [Member]
Assets:
Assets, Fair Value	8,089,536
Corporate Commercial Paper [Member]
Assets:
Assets, Fair Value	3,997,480
Corporate Bonds [Member]
Assets:
Assets, Fair Value	1,006,635
Contingent Liability [Member]
Liabilities:
Contingent Liability	19,836,000	18,739,000
Level 1 [Member]
Assets:
Assets, Fair Value	13,093,651
Level 1 [Member] | Money Market Fund Investments [Member]
Assets:
Assets, Fair Value	30,536,996
Level 1 [Member] | Federal Agency Bonds [Member]
Assets:
Assets, Fair Value	8,089,536
Level 1 [Member] | Corporate Commercial Paper [Member]
Assets:
Assets, Fair Value	3,997,480
Level 1 [Member] | Corporate Bonds [Member]
Assets:
Assets, Fair Value	1,006,635
Level 1 [Member] | Contingent Liability [Member]
Liabilities:
Contingent Liability
Level 3 [Member]
Assets:
Assets, Fair Value
Level 3 [Member] | Money Market Fund Investments [Member]
Assets:
Assets, Fair Value
Level 3 [Member] | Federal Agency Bonds [Member]
Assets:
Assets, Fair Value
Level 3 [Member] | Corporate Commercial Paper [Member]
Assets:
Assets, Fair Value
Level 3 [Member] | Corporate Bonds [Member]
Assets:
Assets, Fair Value
Level 3 [Member] | Contingent Liability [Member]
Liabilities:
Contingent Liability	$ 19,836,000	$ 18,739,000

Financial Instruments (Fair Value Measurements Using Significant Unobservable Inputs) (Detail) (Level 3 [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2010	$ 18,739,000	$ 14,618,000
Contingent consideration expense	1,097,000	4,121,000
Transfers in and/or out of Level 3
Balance at December 31, 2012	$ 19,836,000	$ 18,739,000

Property and Equipment - (Property and Equipment and Related Accumulated Depreciation) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Furniture and fixtures	$ 641,475
Leasehold improvements	129,030
Property and equipment, gross	996,016
Less: accumulated depreciation	(14,595)
Property and equipment, net	981,421	0
Information technology related [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 225,511

Property and Equipment (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 981,421	$ 0
Depreciation expense	$ 14,595

Acquisitions (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2009 Y	Dec. 31, 2011	Mar. 31, 2011 Contingent Receivable [Member]
Business Acquisition [Line Items]
Total upfront consideration		$ 10,000,000
Period of milestone payment		5
Accrued interest rate on outstanding principal amount of promissory note		10.00%
Refund of initial purchase price		6,000,000
Additional milestone payment		25,000,000
Contingent obligation				6,000,000
Percentage probability of regulatory approval	30.00%
Percentage of discount rate on projected cash flows	20.00%
Fair value of contingent consideration liability	$ 19,836,000		$ 18,739,000
Assumed payment probability of contingent consideration liability	80.00%		80.00%

Acquisitions (Fair Value of Consideration Transferred) (Detail) (USD $)	Dec. 31, 2009
Business Acquisition [Line Items]
Cash paid	$ 10,000,000
Contingent obligation	5,871,000
Fair value of the consideration	15,292,000
Contingent Receivable [Member]
Business Acquisition [Line Items]
Contingent obligation	$ 579,000

Acquisitions (Purchase Price Allocation of Assets and Liabilities) (Detail) (USD $)	Dec. 11, 2009
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
IPR&D asset	$ 15,292,000
Deferred tax liability	(5,811,000)
Goodwill	5,811,000
Total consideration transferred	$ 15,292,000

Stockholders' Equity and Stock Compensation (Narrative) (Detail) (USD $)	12 Months Ended				38 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2012 Vested [Member]	Dec. 31, 2012 Unvested [Member]	Dec. 31, 2012 Stock Incentive Plan [Member]	Dec. 31, 2011 Stock Incentive Plan [Member]	Dec. 31, 2010 Stock Incentive Plan [Member]	Apr. 30, 2012 Stock Incentive Plan [Member] Minimum [Member]	Apr. 30, 2012 Stock Incentive Plan [Member] Maximum [Member]	Dec. 31, 2012 2012 Plan [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock sold under IPO	8,625,000
Number of shares issued pursuant to exercise by underwriters of an over-allotment option	1,125,000				1,125,000
Outstanding Preferred Stock converted into common stock	9,649,738
Number of restricted common shares issued				62,500
Estimated fair value per share of restricted common stock				$ 0.4
Compensation expense on issuance of restricted common stock				$ 25,000
Common stock issued upon exercise of stock options	15,625
Additional options exercised	23,017							23,017
Restricted shares issued						7,596	15,421	7,596
Convertible preferred stock issued														77,197,936
Proceeds from issuance of convertible preferred stock	22,000,000	35,999,999	5,197,945		77,197,936									77,197,936
Number of stock incentive plans	2
Number of shares common stock reserved for issuance											1,875,000	2,125,000	654,129
Number of shares of common stock outstanding													437,500
Percentage of number of shares of common stock outstanding													2.75%
Number of options awarded								730,309
Stock option outstanding granted contractual term								10 years
Stock option outstanding granted vesting period								4 years
Weighted-average grant date fair value of the stock options granted								$ 6.97	$ 2.64	$ 2.8
Exercised, Shares, Options Outstanding								38,642
Proceeds from stock options exercised	146,168				146,168			146,168
Share-based compensation expense for stock options	1,405,576	781,407	333,903		2,528,943			1,405,576	781,407	333,903
Unrecognized share-based compensation cost								$ 5,477,481
Expected period of compensation cost to be recognized								2 years 11 months 12 days

Stockholders' Equity and Stock Compensation (Stock Options Activity) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding ending balance, Shares, Options Outstanding	2,138,479
Outstanding ending balance, Shares, Exercisable Options	952,499
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance, Shares, Options Outstanding	1,510,000	1,350,000	375,000
Granted, Shares, Options Outstanding	730,309	160,000	975,000
Forfeited or expired, Shares, Options Outstanding	63,188
Exercised, Shares, Options Outstanding	38,642
Outstanding ending balance, Shares, Options Outstanding	2,138,479	1,510,000	1,350,000	375,000
Outstanding beginning balance, Weighted average exercise price per share, Options Outstanding	$ 1.06	$ 0.96	$ 0.96
Granted, Weighted average exercise price per share, Options Outstanding	$ 7.73	$ 1.68	$ 0.96
Forfeited or expired, Weighted average exercise price per share, Options Outstanding	$ 4.94
Exercised, Weighted average exercise price per share, Options Outstanding	$ 3.78
Outstanding ending balance, Weighted average exercise price per share, Options Outstanding	$ 3.17	$ 1.06	$ 0.96	$ 0.96
Outstanding balance, Weighted average remaining contractual life (Years), Options Outstanding	8 years 2 months 16 days	8 years 6 months 7 days	9 years 4 months 17 days	9 years 4 months 17 days
Outstanding beginning balance, Shares, Exercisable Options	527,181	101,561
Outstanding ending balance, Shares, Exercisable Options	952,499	527,181	101,561
Outstanding beginning balance, Weighted average exercise price per share, Exercisable Options	$ 0.97	$ 0.96
Outstanding ending balance, Weighted average exercise price per share, Exercisable Options	$ 1.4	$ 0.97	$ 0.96

Stockholders' Equity and Stock Compensation (Summary of Options Outstanding and Exercisable) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Schedule Of Share Based Compensation Arrangements [Line Items]
Options Outstanding, Number of options outstanding at year end	2,138,479
Exercisable Options, Number of options exercisable at year end	952,499
Exercise Price One [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Exercise price	$ 0.96
Options Outstanding, Number of options outstanding at year end	1,277,500
Exercisable Options, Number of options exercisable at year end	821,952
Options Outstanding, Weighted average remaining contractual life (Years)	7 years 6 months
Exercisable Options, Weighted average remaining contractual life (Years)	7 years 6 months
Options Outstanding, Weighted average exercise price	$ 0.96
Exercisable Options, Weighted average exercise price	$ 0.96
Exercise Price Two [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Exercise price	$ 1.68
Options Outstanding, Number of options outstanding at year end	180,963
Exercisable Options, Number of options exercisable at year end	85,975
Options Outstanding, Weighted average remaining contractual life (Years)	8 years 2 months 12 days
Exercisable Options, Weighted average remaining contractual life (Years)	8 years 1 month 6 days
Options Outstanding, Weighted average exercise price	$ 1.68
Exercisable Options, Weighted average exercise price	$ 1.68
Exercise Price Three [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Exercise price	$ 2.08
Options Outstanding, Number of options outstanding at year end	130,000
Exercisable Options, Number of options exercisable at year end	5,208
Options Outstanding, Weighted average remaining contractual life (Years)	9 years 2 months 12 days
Exercisable Options, Weighted average remaining contractual life (Years)	9 years 2 months 12 days
Options Outstanding, Weighted average exercise price	$ 2.08
Exercisable Options, Weighted average exercise price	$ 2.08
Exercise Price Four [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Options Outstanding, Number of options outstanding at year end	351,875
Exercisable Options, Number of options exercisable at year end	868
Options Outstanding, Weighted average remaining contractual life (Years)	9 years 10 months 24 days
Exercisable Options, Weighted average remaining contractual life (Years)	9 years 8 months 12 days
Options Outstanding, Weighted average exercise price	$ 8.52
Exercisable Options, Weighted average exercise price	$ 9.38
Exercise Price Four [Member] | Minimum [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Exercise price	$ 8.18
Exercise Price Four [Member] | Maximum [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Exercise price	$ 9.38
Exercise Price Five [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Exercise price	$ 10
Options Outstanding, Number of options outstanding at year end	198,141
Exercisable Options, Number of options exercisable at year end	38,496
Options Outstanding, Weighted average remaining contractual life (Years)	9 years 4 months 24 days
Exercisable Options, Weighted average remaining contractual life (Years)	9 years 3 months 18 days
Options Outstanding, Weighted average exercise price	$ 10
Exercisable Options, Weighted average exercise price	$ 10

Stockholders' Equity and Stock Compensation (Assumptions for Estimating Fair Value of Options Granted Using Black-Scholes Option Pricing Model) (Detail) (Stock Incentive Plan [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Risk-free interest rate		2.25%
Expected volatility	80.00%	80.00%
Expected term (years)	7 years	7 years	7 years
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Risk-free interest rate	1.20%		2.25%
Expected volatility			80.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Risk-free interest rate	2.25%		3.00%
Expected volatility			85.00%

Net Loss Per Share (Convertible Preferred Stock Numbers as Shown on Common Stock Equivalent Basis) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from the computations of diluted weighted average shares outstanding		6,899,737	2,399,742
Stock Options and Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from the computations of diluted weighted average shares outstanding	2,153,900	1,510,000	1,367,449

Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
U.S. current income tax expense	$ 0
State current income tax expense	0
Foreign current income tax expense	0
U.S. deferred income tax expense	0
State deferred income tax expense	0
Foreign deferred income tax expense	0
Income tax expense attributable to income from operations	0	2,510,653	2,878,440
U.S. federal income tax rate for pretax income	35.00%	34.00%	34.00%
Valuation allowance	12,428,114	10,561,464
Total amount of federal, foreign, state and local unrecognized tax benefits	1,116,687	0
Unrecognized tax benefit interest and penalties accrued	0	0
Netherlands [Member]
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Net operating loss carryforwards	$ 48,704,709

Income Taxes (Summary of Income Before Income Taxes) (Detail) (USD $)	3 Months Ended								12 Months Ended			38 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Loss before income tax benefit	$ (13,319,408)	$ (21,774,192)	$ (19,187,753)	$ (8,257,510)	$ (10,790,857)	$ (10,092,813)	$ (12,062,793)	$ (2,597,263)	$ (62,538,863)	$ (35,543,726)	$ (13,892,300)	$ (113,111,171)
U.S. operations [Member]
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Loss before income tax benefit									(13,834,154)	(35,543,726)	(13,892,300)
Foreign operations [Member]
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Loss before income tax benefit									$ (48,704,709)

Income Taxes (Reconciliation Between Effective Tax Rate and Federal Statutory Rate) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory rate	35.00%	34.00%	34.00%
States taxes, net of federal benefit	0.00%	4.00%	4.00%
Foreign rate differential	(8.00%)
Permanent items-change in contingent consideration	(1.00%)	(1.00%)	(11.00%)
Research and development credits	1.00%
Valuation allowance	(27.00%)	(30.00%)
Total effective tax rate and statutory rate		7.00%	26.00%

Income Taxes (Tax Effects of Significant Portions of Deferred Tax Assets and Liabilities) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Stock compensation	$ 1,033,073	$ 720,323
Total deferred tax assets	13,209,250	16,372,464
Deferred tax liabilities:
In process research & development		5,811,000
Total deferred tax liabilities		5,811,000
Valuation allowance	12,428,114	10,561,464
Net deferred tax assets	781,136
Federal [Member]
Deferred tax assets:
Net operating losses		14,004,551
State [Member]
Deferred tax assets:
Net operating losses		1,647,590
Foreign [Member]
Deferred tax assets:
Net operating losses	$ 12,176,177

Income Taxes (Schedule of Unrecognized Tax Benefits) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits, Balance at December 31, 2011	$ 0
Unrecognized tax benefits, Increase related to prior year tax positions	116,687
Unrecognized tax benefits, Decrease related to prior year tax positions
Unrecognized tax benefits, Increase related to current year tax positions	1,000,000
Unrecognized tax benefits, Balance at December 31, 2012	$ 1,116,687

Commitments and Contingencies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Purchase commitments associated with the three years	$ 22,600,000
Initial term of supply agreement, in year	5
Renewal term of supply agreement, in year	2
Expiration date of purchase agreement	June 12, 2017
Purchase commitments	6,000,000
Cash paid for commitments purchased	5,844,630	996,270
Purchase commitments amount incurred	5,200,000
Aggregate development fees required to be paid	1,700,000
Agreement expires period	5
Amount of development fees incurred during the year	1,200,000
Purchase Commitments [Member]
Commitments And Contingencies [Line Items]
Cash paid for commitments purchased	4,600,000
Chicago, Illinois [Member]
Commitments And Contingencies [Line Items]
Number of square feet for office space	10,300
Rental fees	1,200,000
Amount of letter of credit on lease agreements	500,000
Rental fees, month term	65 months
Branford, Connecticut [Member]
Commitments And Contingencies [Line Items]
Number of square feet for office space	17,800
Rental fees	1,800,000
Amount of letter of credit on lease agreements	$ 350,000
Rental fees, month term	62 months

Commitments and Contingencies (Minimum Aggregate Future Lease Commitments) (Detail) (USD $)	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
2013	$ 409,464
2014	576,985
2015	601,634
2016	608,709
2017	624,959
After	126,643
Total future minimum payments	$ 2,948,394

Accrued Expenses (Summary of Accrued Expenses) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Line Items]
Contract research organizations	$ 8,308,813	$ 179,176
Professional fees	141,306	86,082
Compensation and related benefits	1,427,699	634,297
Other expenses	723,795	469,694
Total accrued expenses	$ 10,601,613	$ 1,369,249

Selected Quarterly Financial Data (Summary of Selected Quarterly Financial Data) (Detail) (USD $)	3 Months Ended								12 Months Ended			38 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Operating expenses:
Research and development	$ 9,439,736	$ 18,956,271	$ 16,527,952	$ 6,770,763	$ 9,038,820	$ 8,325,872	$ 8,439,070	$ 4,328,802	$ 51,694,722	$ 30,132,564	$ 4,818,049	$ 86,843,648
General and administrative	3,622,036	2,552,453	2,392,303	1,221,196	991,965	1,009,064	1,252,489	1,052,000	9,787,988	4,305,518	2,776,775	17,782,250
Acquisition related charges/(gains), net	280,000	277,000	272,000	268,000	764,000	760,000	2,376,000	(2,779,000)	1,097,000	1,121,000	6,300,000	8,544,000
Operating loss	13,341,772	21,785,724	19,192,255	8,259,959	10,794,785	10,094,936	12,067,559	2,601,802	62,579,710	35,559,082	13,894,824	113,169,898
Interest income	(22,364)	(11,532)	(4,502)	(2,449)	(3,928)	(2,123)	(4,766)	(4,539)	(40,847)	(15,356)	(2,524)	(58,727)
Loss before income taxes	13,319,408	21,774,192	19,187,753	8,257,510	10,790,857	10,092,813	12,062,793	2,597,263	62,538,863	35,543,726	13,892,300	113,111,171
Income tax benefit					(1,022,008)	(706,356)	(605,700)	(176,589)		(2,510,653)	(2,878,440)	(5,811,000)
Net loss	$ (13,319,408)	$ (21,774,192)	$ (19,187,753)	$ (8,257,510)	$ (9,768,849)	$ (9,386,457)	$ (11,457,093)	$ (2,420,674)	$ 62,538,863	$ 33,033,073	$ 11,013,860	$ 107,300,171
Net loss per common share-Basic and Diluted	$ (0.73)	$ (1.47)	$ (260.25)	$ (132.12)	$ (156.3)	$ (150.18)	$ (183.31)	$ (46.48)	$ (7.48)	$ (551.51)	$ (469.92)
Weighted-average common shares-Basic and Diluted	18,359,667	14,781,419	73,727	62,500	62,500	62,500	62,500	52,083	8,364,432	59,896	23,438

Subsequent Events (Narrative) (Detail) (Subsequent Event [Member], USD $)	1 Months Ended
Mar. 31, 2013
Subsequent Events [Line Items]
Aggregate principal amount	$ 20,000,000
Term loan interest	8.55%
U.S. LIBOR rate reported
Loan agreement fee	$ 150,000
Term loan funded amount	5.95%
Common stock warrants available for grant	67,999
Common stock warrant exercise price	8.68
Common stock warrant exercisable term	7 years
12 Months [Member]
Subsequent Events [Line Items]
Principal term loan penalty	2.50%
13 Months To 24 Months [Member]
Subsequent Events [Line Items]
Principal term loan penalty	1.50%
Greater Than 25 Months [Member]
Subsequent Events [Line Items]
Principal term loan penalty	0.50%
Interest period extended through April 2015 [Member]
Subsequent Events [Line Items]
Term loan funded amount	9.85%